NATIONWIDE

MULTI-FLEX

VARIABLE

ACCOUNT

Annual Report

to

Contract Owners

December 31, 2012

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Multi-Flex Variable Account:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Multi-Flex Variable Account (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2012, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2012, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2013

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Assets:
Investments at fair value:

Stock Index Fund, Inc. - Initial Shares (DSIF)
1,183,715 shares (cost $32,861,964)	$37,713,149
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
430,461 shares (cost $11,028,668)	14,308,531
Janus Aspen Series - Overseas Portfolio - Institutional Shares (JAIG)
290,386 shares (cost $13,183,432)	11,023,056
Federated NVIT High Income Bond Fund - Class I (HIBF)
114,279 shares (cost $774,836)	788,522
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
29,310 shares (cost $233,049)	244,446
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
75,929 shares (cost $786,584)	831,423
NVIT Nationwide Fund - Class I (TRF)
5,924,778 shares (cost $58,292,913)	60,373,483
NVIT Government Bond Fund - Class I (GBF)
1,945,804 shares (cost $22,784,363)	22,629,703
American Century NVIT Growth Fund - Class I (CAF)
299,545 shares (cost $3,652,583)	4,672,902
NVIT Money Market Fund - Class I (SAM)
7,353,746 shares (cost $7,353,746)	7,353,746
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
6,888 shares (cost $68,777)	72,597
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
614,996 shares (cost $4,913,686)	6,543,557
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
1,868,358 shares (cost $16,031,612)	19,300,133
NVIT Large Cap Growth Fund - Class I (NVOLG1)
5,674 shares (cost $87,517)	98,221
VP Balanced Fund - Class I (ACVB)
507,115 shares (cost $3,277,495)	3,615,727
VP Capital Appreciation Fund - Class I (ACVCA)
312,445 shares (cost $3,053,273)	4,542,954
VP Income & Growth Fund - Class I (ACVIG)
452,598 shares (cost $2,968,605)	3,122,929
Appreciation Portfolio - Initial Shares (DCAP)
155,270 shares (cost $5,506,697)	6,283,794
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
973,094 shares (cost $34,172,924)	30,808,158
Quality Bond Portfolio - Initial Shares (DQBP)
432,601 shares (cost $4,815,835)	5,355,596
Contrafund Portfolio - Service Class 2 (FC2)
146,301 shares (cost $3,062,064)	3,803,829
Equity-Income Portfolio - Initial Class (FEIP)
2,199,218 shares (cost $48,474,408)	43,852,412
High Income Portfolio - Initial Class (FHIP)
2,091,034 shares (cost $11,776,810)	12,148,906

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Templeton Foreign Securities Fund - Class 1 (TIF)
1,148,261 shares (cost $15,390,379)	16,799,058
Balanced Portfolio - I Class Shares (AMBP)
855,099 shares (cost $8,307,894)	9,807,983
Real Return Portfolio - Administrative Class (PMVRRA)
166,940 shares (cost $2,331,426)	2,378,898
Total Return Portfolio - Administrative Class (PMVTRA)
433,188 shares (cost $4,842,478)	5,003,323
Van Kampen V.I. American Franchise Fund: Series I Shares (ACEG)
39,705 shares (cost $1,475,971)	1,440,514
V.I. Global Health Care Fund - Series I (IVHS)
14,918 shares (cost $276,331)	313,282
V.I. Global Real Estate Fund - Series I (IVRE)
71,472 shares (cost $835,942)	1,105,673
V.I. International Growth Fund - Series I (AVIE)
74,829 shares (cost $1,929,002)	2,247,114
Micro-Cap Portfolio - Investment Class (ROCMC)
123,670 shares (cost $1,117,765)	1,354,189
SBL Fund - Series D (MSCI EAFE Equal Weight Series) (SBLD)
37,298 shares (cost $319,370)	375,213
Series J (Mid Cap Growth Series) (SBLJ)
12,868 shares (cost $341,431)	428,378
Series N (Managed Asset Allocation Series) (SBLN)
12,591 shares (cost $224,456)	285,569
Series O (All Cap Value Series) (SBLO)
82,289 shares (cost $1,566,175)	2,029,235
Series P (High Yield Series) (SBLP)
31,976 shares (cost $846,426)	983,249
Series Q (Small Cap Value Series) (SBLQ)
33,938 shares (cost $1,040,366)	1,301,517
Series V (Mid Cap Value Series) (SBLV)
53,970 shares (cost $2,531,140)	3,378,530
Series X (Small Cap Growth Series) (SBLX)
19,333 shares (cost $336,984)	399,421
SBL Fund - Series Y (Large Cap Concentrated Growth Series) (SBLY)
5,995 shares (cost $55,347)	63,188

Total Investments	$349,182,108

Other Accounts Payable	(13,742)
Accounts Payable-Series X (Small Cap Growth Series) (SBLX)	(361)

$349,168,005

Contract Owners’ Equity:
Accumulation units	349,051,242
Contracts in payout (annuitization) period (note 1f)	116,763

Total Contract Owners’ Equity (note 5)	$349,168,005

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	Total	DSIF	DSRG	JAIG	HIBF	NVNMO1	NVNSR1	TRF
Reinvested dividends	$5,959,249	767,767	120,287	80,057	61,622	3,456	9,872	855,721
Mortality and expense risk charges (note 2)	(4,472,550)	(475,938)	(187,083)	(147,952)	(9,262)	(3,057)	(5,344)	(793,451)

Net investment income (loss)	1,486,699	291,829	(66,796)	(67,895)	52,360	399	4,528	62,270

Realized gain (loss) on investments	614,526	319,193	298,345	138,669	8,924	3,972	192	(643,880)
Change in unrealized gain (loss) on investments	29,934,030	2,544,737	1,258,741	25,604	27,762	13,610	47,964	7,948,359

Net gain (loss) on investments	30,548,556	2,863,930	1,557,086	164,273	36,686	17,582	48,156	7,304,479

Reinvested capital gains	9,602,864	1,842,278	-	1,230,856	-	17,529	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$41,638,119	4,998,037	1,490,290	1,327,234	89,046	35,510	52,684	7,366,749

Investment Activity:	GBF	CAF	SAM	NVMLG1	NVMMG1	NVMMV2	NVOLG1	ACVB
Reinvested dividends	$515,294	26,529	-	326	-	213,820	692	75,470
Mortality and expense risk charges (note 2)	(305,738)	(62,176)	(100,575)	(1,013)	(83,692)	(243,448)	(961)	(46,792)

Net investment income (loss)	209,556	(35,647)	(100,575)	(687)	(83,692)	(29,628)	(269)	28,678

Realized gain (loss) on investments	14,038	214,243	-	5,682	271,795	572,640	2,353	(13,970)
Change in unrealized gain (loss) on investments	(570,967)	375,407	-	4,343	43,615	271,940	7,970	344,001

Net gain (loss) on investments	(556,929)	589,650	-	10,025	315,410	844,580	10,323	330,031

Reinvested capital gains	757,423	-	-	2,109	617,506	1,862,020	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$410,050	554,003	(100,575)	11,447	849,224	2,676,972	10,054	358,709

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	ACVCA	ACVIG	DCAP	DSC	DQBP	FC2	FEIP	FHIP
Reinvested dividends	$-	68,602	231,982	-	162,699	41,971	1,338,003	687,480
Mortality and expense risk charges (note 2)	(60,119)	(42,217)	(79,588)	(382,365)	(68,657)	(50,731)	(558,964)	(150,986)

Net investment income (loss)	(60,119)	26,385	152,394	(382,365)	94,042	(8,760)	779,039	536,494

Realized gain (loss) on investments	109,771	(3,800)	96,486	(928,631)	70,285	(80,602)	(662,586)	(163,994)
Change in unrealized gain (loss) on investments	295,766	399,111	294,611	6,579,037	135,595	638,869	3,580,654	1,069,191

Net gain (loss) on investments	405,537	395,311	391,097	5,650,406	205,880	558,267	2,918,068	905,197

Reinvested capital gains	253,062	-	-	-	-	-	2,779,875	-

Net increase (decrease) in contract owners’ equity resulting from operations	$598,480	421,696	543,491	5,268,041	299,922	549,507	6,476,982	1,441,691

Investment Activity:	TIF	AMBP	PMVRRA	PMVTRA	ACEG	IVHS	IVRE	AVIE
Reinvested dividends	$518,279	-	24,054	118,684	-	-	5,260	31,322
Mortality and expense risk charges (note 2)	(202,855)	(129,822)	(28,887)	(58,292)	(12,333)	(3,246)	(11,624)	(25,805)

Net investment income (loss)	315,424	(129,822)	(4,833)	60,392	(12,333)	(3,246)	(6,364)	5,517

Realized gain (loss) on investments	169,672	193,702	85,110	67,070	(5,297)	6,209	(41,419)	(34,817)
Change in unrealized gain (loss) on investments	2,079,704	729,934	(36,681)	138,791	(35,456)	40,318	262,198	295,235

Net gain (loss) on investments	2,249,376	923,636	48,429	205,861	(40,753)	46,527	220,779	260,418

Reinvested capital gains	-	-	118,083	92,685	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,564,800	793,814	161,679	358,938	(53,086)	43,281	214,415	265,935

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	ROCMC	SBLD	SBLJ	SBLN	SBLO	SBLP	SBLQ	SBLV
Reinvested dividends	$-	-	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(18,013)	(4,692)	(5,481)	(3,656)	(25,298)	(11,210)	(16,672)	(42,456)

Net investment income (loss)	(18,013)	(4,692)	(5,481)	(3,656)	(25,298)	(11,210)	(16,672)	(42,456)

Realized gain (loss) on investments	(4,392)	(14,379)	41,612	9,043	17,144	58,544	196,927	124,034
Change in unrealized gain (loss) on investments	81,998	71,808	22,541	27,526	264,604	62,921	32,716	408,757

Net gain (loss) on investments	77,606	57,429	64,153	36,569	281,748	121,465	229,643	532,791

Reinvested capital gains	29,438	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$89,031	52,737	58,672	32,913	256,450	110,255	212,971	490,335

Investment Activity:	SBLX	SBLY	AVCA
Reinvested dividends	$-	-	-
Mortality and expense risk charges (note 2)	(5,069)	(787)	(6,243)

Net investment income (loss)	(5,069)	(787)	(6,243)

Realized gain (loss) on investments	42,329	1,116	73,193
Change in unrealized gain (loss) on investments	3,317	4,131	143,748

Net gain (loss) on investments	45,646	5,247	216,941

Reinvested capital gains	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$40,577	4,460	210,698

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	Total		DSIF		DSRG		JAIG
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,486,699	1,047,461	291,829	211,479	(66,796)	(53,525)	(67,895)	(136,285)
Realized gain (loss) on investments	614,526	437,174	319,193	243,912	298,345	263,698	138,669	1,757,818
Change in unrealized gain (loss) on investments	29,934,030	(16,505,144)	2,544,737	(417,430)	1,258,741	(227,366)	25,604	(8,243,913)
Reinvested capital gains	9,602,864	714,414	1,842,278	257,658	-	-	1,230,856	170,102

Net increase (decrease) in contract owners’ equity resulting from operations	41,638,119	(14,306,095)	4,998,037	295,619	1,490,290	(17,193)	1,327,234	(6,452,278)

Equity transactions:
Purchase payments received from contract owners (note 3)	6,342,272	7,558,334	713,638	839,399	292,234	344,426	214,977	345,020
Transfers between funds (note 3)	(2,909,515)	(3,154,196)	(299,607)	(1,142,146)	(278,721)	(451,018)	(881,631)	(1,047,297)
Redemptions	(38,949,417)	(45,588,283)	(3,373,055)	(4,407,618)	(1,388,383)	(1,886,423)	(1,726,831)	(2,033,089)
Annuity benefits	(11,505)	(16,741)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(245,592)	(266,327)	(20,937)	(21,310)	(7,613)	(7,997)	(6,028)	(8,799)
Contingent deferred sales charges (note 2)	(340,496)	(381,925)	(43,502)	(45,910)	(23,303)	(24,757)	(10,514)	(14,008)
Adjustments to maintain reserves	(2)	(6,157)	(1,681)	10,576	268	(3,300)	(2,229)	(985)

Net equity transactions	(36,114,255)	(41,855,295)	(3,025,144)	(4,767,009)	(1,405,518)	(2,029,069)	(2,412,256)	(2,759,158)

Net change in contract owners’ equity	5,523,864	(56,161,390)	1,972,893	(4,471,390)	84,772	(2,046,262)	(1,085,022)	(9,211,436)
Contract owners’ equity beginning of period	343,644,141	399,805,531	35,745,293	40,216,683	14,222,330	16,268,592	12,105,920	21,317,356

Contract owners’ equity end of period	$349,168,005	343,644,141	37,718,186	35,745,293	14,307,102	14,222,330	11,020,898	12,105,920

CHANGES IN UNITS:
Beginning units	14,845,421	16,452,805	1,219,576	1,380,108	618,362	704,270	486,377	573,356
Units purchased	1,193,849	1,332,805	53,075	48,188	19,006	22,208	25,771	32,853
Units redeemed	(2,541,927)	(2,940,189)	(146,050)	(208,720)	(74,540)	(108,116)	(116,709)	(119,832)

Ending units	13,497,343	14,845,421	1,126,601	1,219,576	562,828	618,362	395,439	486,377

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	HIBF		NVNMO1		NVNSR1		TRF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$52,360	46,751	399	(1,864)	4,528	(308)	62,270	(90,066)
Realized gain (loss) on investments	8,924	29,208	3,972	2,399	192	(2,585)	(643,880)	(1,631,306)
Change in unrealized gain (loss) on investments	27,762	(54,615)	13,610	(39,722)	47,964	(2,912)	7,948,359	1,303,946
Reinvested capital gains	-	-	17,529	2,239	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	89,046	21,344	35,510	(36,948)	52,684	(5,805)	7,366,749	(417,426)

Equity transactions:
Purchase payments received from contract owners (note 3)	16,430	16,628	4,684	9,387	13,254	1,439	674,991	632,846
Transfers between funds (note 3)	108,948	(104,203)	(5,697)	9,580	739,076	14,061	(1,031,724)	(827,150)
Redemptions	(63,261)	(159,006)	(28,888)	(29,770)	(24,990)	(598)	(6,922,271)	(6,884,198)
Annuity benefits	-	-	-	-	-	-	(6,015)	(7,422)
Contract maintenance charges (note 2)	(382)	(365)	(122)	(140)	(214)	(29)	(66,470)	(72,391)
Contingent deferred sales charges (note 2)	(598)	(653)	(197)	(214)	(201)	(33)	(35,914)	(40,878)
Adjustments to maintain reserves	(99)	45	(19)	-	65	(2)	(4,915)	12,357

Net equity transactions	61,038	(247,554)	(30,239)	(11,157)	726,990	14,838	(7,392,318)	(7,186,836)

Net change in contract owners’ equity	150,084	(226,210)	5,271	(48,105)	779,674	9,033	(25,569)	(7,604,262)
Contract owners’ equity beginning of period	638,479	864,689	239,166	287,271	51,810	42,777	60,406,417	68,010,679

Contract owners’ equity end of period	$788,563	638,479	244,437	239,166	831,484	51,810	60,380,848	60,406,417

CHANGES IN UNITS:
Beginning units	35,910	49,838	30,980	32,460	5,589	4,410	655,935	732,447
Units purchased	8,947	7,043	1,749	2,820	80,205	8,301	10,722	14,527
Units redeemed	(5,625)	(20,971)	(5,295)	(4,300)	(4,276)	(7,122)	(85,332)	(91,039)

Ending units	39,232	35,910	27,434	30,980	81,518	5,589	581,325	655,935

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GBF		CAF		SAM		NVMLG1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$209,556	411,492	(35,647)	(34,757)	(100,575)	(122,009)	(687)	(1,140)
Realized gain (loss) on investments	14,038	(52,264)	214,243	186,886	-	-	5,682	11,538
Change in unrealized gain (loss) on investments	(570,967)	1,028,026	375,407	(252,759)	-	-	4,343	(14,646)
Reinvested capital gains	757,423	73,853	-	-	-	-	2,109	-

Net increase (decrease) in contract owners’ equity resulting from operations	410,050	1,461,107	554,003	(100,630)	(100,575)	(122,009)	11,447	(4,248)

Equity transactions:
Purchase payments received from contract owners (note 3)	285,733	251,563	228,634	48,874	222,674	150,196	2,183	3,985
Transfers between funds (note 3)	(121,435)	(518,973)	31,280	94,627	863,867	1,458,600	(6,346)	12,298
Redemptions	(2,430,400)	(3,550,801)	(576,905)	(439,085)	(2,003,749)	(3,580,604)	(19,890)	(32,336)
Annuity benefits	(1,308)	(1,296)	-	-	(4,182)	(7,419)	-	-
Contract maintenance charges (note 2)	(22,485)	(24,768)	(7,035)	(7,974)	(8,235)	(9,842)	(41)	(46)
Contingent deferred sales charges (note 2)	(11,769)	(15,391)	(144)	(1,133)	(4,193)	(5,942)	(41)	(52)
Adjustments to maintain reserves	(2,599)	1,559	7	(46)	14,640	1,126	12	49

Net equity transactions	(2,304,263)	(3,858,107)	(324,163)	(304,737)	(919,178)	(1,993,885)	(24,123)	(16,102)

Net change in contract owners’ equity	(1,894,213)	(2,397,000)	229,840	(405,367)	(1,019,753)	(2,115,894)	(12,676)	(20,350)
Contract owners’ equity beginning of period	24,522,429	26,919,429	4,443,061	4,848,428	8,368,873	10,484,767	85,289	105,639

Contract owners’ equity end of period	$22,628,216	24,522,429	4,672,901	4,443,061	7,349,120	8,368,873	72,613	85,289

CHANGES IN UNITS:
Beginning units	423,716	492,428	233,176	249,414	329,210	405,986	9,659	11,470
Units purchased	11,736	13,151	14,084	16,919	100,586	150,553	1,608	6,966
Units redeemed	(51,004)	(81,863)	(29,343)	(33,157)	(136,650)	(227,329)	(4,106)	(8,777)

Ending units	384,448	423,716	217,917	233,176	293,146	329,210	7,161	9,659

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVMMG1		NVMMV2		NVOLG1		ACVB
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(83,692)	(90,710)	(29,628)	(97,036)	(269)	(268)	28,678	23,160
Realized gain (loss) on investments	271,795	339,357	572,640	690,099	2,353	1,303	(13,970)	(45,883)
Change in unrealized gain (loss) on investments	43,615	(620,097)	271,940	(1,398,425)	7,970	(2,974)	344,001	166,095
Reinvested capital gains	617,506	-	1,862,020	86,302	-	221	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	849,224	(371,450)	2,676,972	(719,060)	10,054	(1,718)	358,709	143,372

Equity transactions:
Purchase payments received from contract owners (note 3)	109,036	119,434	360,240	435,265	5,649	5,500	37,421	43,216
Transfers between funds (note 3)	(151,781)	(296,019)	(503,651)	(685,514)	26,773	11,032	66,876	30,796
Redemptions	(639,456)	(803,059)	(2,156,495)	(2,790,924)	-	(2,495)	(418,223)	(376,107)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(3,407)	(3,687)	(9,923)	(10,858)	(38)	(26)	(2,613)	(2,674)
Contingent deferred sales charges (note 2)	(8,769)	(9,232)	(23,107)	(26,945)	(37)	(22)	(3,114)	(2,566)
Adjustments to maintain reserves	22	(3,346)	3,663	(8,616)	8	35	(253)	(284)

Net equity transactions	(694,355)	(995,909)	(2,329,273)	(3,087,592)	32,355	14,024	(319,906)	(307,619)

Net change in contract owners’ equity	154,869	(1,367,359)	347,699	(3,806,652)	42,409	12,306	38,803	(164,247)
Contract owners’ equity beginning of period	6,384,842	7,752,201	18,944,198	22,750,850	55,841	43,535	3,576,203	3,740,450

Contract owners’ equity end of period	$6,539,711	6,384,842	19,291,897	18,944,198	98,250	55,841	3,615,006	3,576,203

CHANGES IN UNITS:
Beginning units	690,999	792,662	1,929,143	2,232,677	4,161	3,132	271,951	295,694
Units purchased	22,146	29,774	62,259	72,087	2,757	1,569	16,713	14,687
Units redeemed	(89,127)	(131,437)	(281,121)	(375,621)	(668)	(540)	(39,530)	(38,430)

Ending units	624,018	690,999	1,710,281	1,929,143	6,250	4,161	249,134	271,951

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	ACVCA		ACVIG		DCAP		DSC
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(60,119)	(61,424)	26,385	9,814	152,394	26,093	(382,365)	(284,931)
Realized gain (loss) on investments	109,771	149,549	(3,800)	(43,015)	96,486	80,873	(928,631)	(1,075,023)
Change in unrealized gain (loss) on investments	295,766	(436,688)	399,111	106,212	294,611	349,000	6,579,037	(3,888,533)
Reinvested capital gains	253,062	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	598,480	(348,563)	421,696	73,011	543,491	455,966	5,268,041	(5,248,487)

Equity transactions:
Purchase payments received from contract owners (note 3)	10,469	4,830	59,130	73,372	149,505	154,703	654,661	857,552
Transfers between funds (note 3)	(37,267)	(26,698)	(66,897)	91,218	75,067	171,398	(546,984)	(871,449)
Redemptions	(183,693)	(278,700)	(542,602)	(554,467)	(569,978)	(880,653)	(3,327,827)	(3,417,888)
Annuity benefits	-	(553)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(5,662)	(6,115)	(1,711)	(1,749)	(3,223)	(3,109)	(15,562)	(17,168)
Contingent deferred sales charges (note 2)	-	-	(3,996)	(3,675)	(6,184)	(9,139)	(49,614)	(55,677)
Adjustments to maintain reserves	26	(6,908)	(1,410)	(707)	(1,328)	(85)	3,879	2,246

Net equity transactions	(216,127)	(314,144)	(557,486)	(396,008)	(356,141)	(566,885)	(3,281,447)	(3,502,384)

Net change in contract owners’ equity	382,353	(662,707)	(135,790)	(322,997)	187,350	(110,919)	1,986,594	(8,750,871)
Contract owners’ equity beginning of period	4,160,605	4,823,312	3,258,328	3,581,325	6,096,726	6,207,645	28,825,353	37,576,224

Contract owners’ equity end of period	$4,542,958	4,160,605	3,122,538	3,258,328	6,284,076	6,096,726	30,811,947	28,825,353

CHANGES IN UNITS:
Beginning units	138,330	147,740	233,740	261,412	364,637	399,463	1,513,935	1,678,257
Units purchased	818	1,214	9,385	19,670	37,549	44,699	51,404	67,042
Units redeemed	(7,221)	(10,624)	(45,246)	(47,342)	(57,286)	(79,525)	(205,585)	(231,364)

Ending units	131,927	138,330	197,879	233,740	344,900	364,637	1,359,754	1,513,935

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	DQBP		FC2		FEIP		FHIP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$94,042	137,277	(8,760)	(19,054)	779,039	533,827	536,494	655,274
Realized gain (loss) on investments	70,285	47,767	(80,602)	(190,390)	(662,586)	(951,067)	(163,994)	(54,795)
Change in unrealized gain (loss) on investments	135,595	132,475	638,869	36,130	3,580,654	360,672	1,069,191	(266,766)
Reinvested capital gains	-	-	-	-	2,779,875	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	299,922	317,519	549,507	(173,314)	6,476,982	(56,568)	1,441,691	333,713

Equity transactions:
Purchase payments received from contract owners (note 3)	75,178	155,218	139,156	199,606	762,279	1,139,185	201,044	237,914
Transfers between funds (note 3)	9,476	(79,324)	(317,386)	268,385	(1,260,222)	(1,076,604)	29,998	(290,053)
Redemptions	(560,702)	(792,192)	(502,855)	(433,339)	(4,954,442)	(5,261,805)	(1,165,197)	(1,201,451)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,780)	(2,932)	(2,067)	(2,132)	(25,741)	(26,960)	(6,158)	(6,350)
Contingent deferred sales charges (note 2)	(5,455)	(6,173)	(2,541)	(2,922)	(47,175)	(49,188)	(17,288)	(17,960)
Adjustments to maintain reserves	(1,285)	(638)	238	(32)	(3,472)	(3,866)	2,294	(1,686)

Net equity transactions	(485,568)	(726,041)	(685,455)	29,566	(5,528,773)	(5,279,238)	(955,307)	(1,279,586)

Net change in contract owners’ equity	(185,646)	(408,522)	(135,948)	(143,748)	948,209	(5,335,806)	486,384	(945,873)
Contract owners’ equity beginning of period	5,540,041	5,948,563	3,938,408	4,082,156	42,900,288	48,236,094	11,662,265	12,608,138

Contract owners’ equity end of period	$5,354,395	5,540,041	3,802,460	3,938,408	43,848,497	42,900,288	12,148,649	11,662,265

CHANGES IN UNITS:
Beginning units	278,534	315,909	369,430	367,397	1,513,759	1,696,082	593,197	658,388
Units purchased	14,907	20,447	54,705	72,944	38,705	65,328	23,380	30,167
Units redeemed	(38,470)	(57,822)	(112,987)	(70,911)	(216,049)	(247,651)	(68,599)	(95,358)

Ending units	254,971	278,534	311,148	369,430	1,336,415	1,513,759	547,978	593,197

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	TIF		AMBP		PMVRRA		PMVTRA
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$315,424	126,745	(129,822)	(107,217)	(4,833)	13,833	60,392	52,054
Realized gain (loss) on investments	169,672	314,353	193,702	175,180	85,110	88,537	67,070	28,800
Change in unrealized gain (loss) on investments	2,079,704	(2,564,907)	729,934	(236,138)	(36,681)	(3,428)	138,791	(55,244)
Reinvested capital gains	-	-	-	-	118,083	65,886	92,685	58,153

Net increase (decrease) in contract owners’ equity resulting from operations	2,564,800	(2,123,809)	793,814	(168,175)	161,679	164,828	358,938	83,763

Equity transactions:
Purchase payments received from contract owners (note 3)	308,792	366,874	130,291	154,552	82,750	130,042	127,498	127,669
Transfers between funds (note 3)	(274,244)	(171,679)	(157,523)	(168,556)	142,902	731,087	954,210	749,649
Redemptions	(1,923,849)	(1,993,507)	(1,048,886)	(1,183,201)	(328,156)	(232,847)	(591,803)	(378,820)
Annuity benefits	-	-	-	(51)	-	-	-	-
Contract maintenance charges (note 2)	(8,201)	(9,541)	(7,677)	(8,357)	(1,195)	(910)	(2,310)	(1,916)
Contingent deferred sales charges (note 2)	(18,706)	(22,066)	(9,604)	(11,115)	(1,252)	(1,259)	(2,716)	(2,888)
Adjustments to maintain reserves	(2,942)	(1,712)	(154)	(507)	(714)	1,038	(246)	(266)

Net equity transactions	(1,919,150)	(1,831,631)	(1,093,553)	(1,217,235)	(105,665)	627,151	484,633	493,428

Net change in contract owners’ equity	645,650	(3,955,440)	(299,739)	(1,385,410)	56,014	791,979	843,571	577,191
Contract owners’ equity beginning of period	16,151,836	20,107,276	10,107,171	11,492,581	2,323,472	1,531,493	4,162,368	3,585,177

Contract owners’ equity end of period	$16,797,486	16,151,836	9,807,432	10,107,171	2,379,486	2,323,472	5,005,939	4,162,368

CHANGES IN UNITS:
Beginning units	698,307	768,334	412,530	460,032	166,439	120,971	295,172	259,980
Units purchased	26,326	28,977	9,586	11,745	45,891	98,211	97,521	95,709
Units redeemed	(104,113)	(99,004)	(51,191)	(59,247)	(53,486)	(52,743)	(64,472)	(60,517)

Ending units	620,520	698,307	370,925	412,530	158,844	166,439	328,221	295,172

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	ACEG		IVHS		IVRE		AVIE
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(12,333)	-	(3,246)	(3,076)	(6,364)	19,826	5,517	5,167
Realized gain (loss) on investments	(5,297)	-	6,209	29,381	(41,419)	(100,679)	(34,817)	(52,567)
Change in unrealized gain (loss) on investments	(35,456)	-	40,318	(31,024)	262,198	15,712	295,235	(98,943)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(53,086)	-	43,281	(4,719)	214,415	(65,141)	265,935	(146,343)

Equity transactions:
Purchase payments received from contract owners (note 3)	25,272	-	7,501	8,857	37,638	38,365	69,216	65,700
Transfers between funds (note 3)	1,573,528	-	56,406	8,278	139,499	111,073	257,056	174,603
Redemptions	(103,657)	-	(11,696)	(19,133)	(73,319)	(53,111)	(195,454)	(277,119)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(507)	-	(127)	(148)	(469)	(408)	(1,041)	(989)
Contingent deferred sales charges (note 2)	(1,035)	-	(174)	(147)	(543)	(523)	(1,450)	(1,968)
Adjustments to maintain reserves	160	-	(111)	39	(242)	59	130	(164)

Net equity transactions	1,493,761	-	51,799	(2,254)	102,564	95,455	128,457	(39,937)

Net change in contract owners’ equity	1,440,675	-	95,080	(6,973)	316,979	30,314	394,392	(186,280)
Contract owners’ equity beginning of period	-	-	218,230	225,203	788,914	758,600	1,853,111	2,039,391

Contract owners’ equity end of period	$1,440,675	-	313,310	218,230	1,105,893	788,914	2,247,503	1,853,111

CHANGES IN UNITS:
Beginning units	-	-	19,636	20,788	86,790	77,016	112,106	113,552
Units purchased	150,359	-	8,024	13,579	24,777	27,829	28,295	30,913
Units redeemed	(11,441)	-	(4,014)	(14,731)	(15,319)	(18,055)	(21,170)	(32,359)

Ending units	138,918	-	23,646	19,636	96,248	86,790	119,231	112,106

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	ROCMC		SBLD		SBLJ		SBLN
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(18,013)	18,268	(4,692)	(6,182)	(5,481)	(5,968)	(3,656)	(3,725)
Realized gain (loss) on investments	(4,392)	(50,530)	(14,379)	(38,393)	41,612	13,228	9,043	2,081
Change in unrealized gain (loss) on investments	81,998	(214,684)	71,808	(38,847)	22,541	(35,160)	27,526	1,036
Reinvested capital gains	29,438	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	89,031	(246,946)	52,737	(83,422)	58,672	(27,900)	32,913	(608)

Equity transactions:
Purchase payments received from contract owners (note 3)	40,831	75,229	10,778	17,574	13,963	14,843	6,297	10,457
Transfers between funds (note 3)	(137,007)	35,094	(8,334)	(88,885)	(10,558)	4,431	21,197	31,662
Redemptions	(134,359)	(126,359)	(49,683)	(37,538)	(46,355)	(63,791)	(60,950)	(74,654)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(731)	(903)	(188)	(247)	(219)	(239)	(146)	(149)
Contingent deferred sales charges (note 2)	(607)	(880)	(321)	(350)	(346)	(332)	(326)	(435)
Adjustments to maintain reserves	(43)	403	(8)	(62)	233	128	154	(181)

Net equity transactions	(231,916)	(17,416)	(47,756)	(109,508)	(43,282)	(44,960)	(33,774)	(33,300)

Net change in contract owners’ equity	(142,885)	(264,362)	4,981	(192,930)	15,390	(72,860)	(861)	(33,908)
Contract owners’ equity beginning of period	1,497,099	1,761,461	370,150	563,080	413,162	486,022	286,316	320,224

Contract owners’ equity end of period	$1,354,214	1,497,099	375,131	370,150	428,552	413,162	285,455	286,316

CHANGES IN UNITS:
Beginning units	136,595	139,465	43,547	55,042	46,685	51,870	25,771	28,617
Units purchased	11,155	25,671	5,498	5,038	6,315	16,625	4,434	5,336
Units redeemed	(31,411)	(28,541)	(10,688)	(16,533)	(10,653)	(21,810)	(7,240)	(8,182)

Ending units	116,339	136,595	38,357	43,547	42,347	46,685	22,965	25,771

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	SBLO		SBLP		SBLQ		SBLV
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(25,298)	(23,169)	(11,210)	(9,711)	(16,672)	(19,020)	(42,456)	(47,493)
Realized gain (loss) on investments	17,144	(3,405)	58,544	50,378	196,927	65,200	124,034	79,654
Change in unrealized gain (loss) on investments	264,604	(67,295)	62,921	(51,841)	32,716	(158,857)	408,757	(360,289)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	256,450	(93,869)	110,255	(11,174)	212,971	(112,677)	490,335	(328,128)

Equity transactions:
Purchase payments received from contract owners (note 3)	66,576	57,479	24,968	44,500	33,453	90,526	101,339	238,422
Transfers between funds (note 3)	11,513	217,096	121,570	171,016	(147,475)	119,651	(323,714)	144,819
Redemptions	(192,690)	(188,035)	(85,342)	(105,323)	(142,035)	(225,840)	(238,626)	(567,253)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,012)	(927)	(448)	(389)	(686)	(777)	(1,712)	(1,912)
Contingent deferred sales charges (note 2)	(1,344)	(1,599)	(589)	(493)	(863)	(887)	(2,094)	(2,472)
Adjustments to maintain reserves	(1,701)	306	174	49	(92)	(175)	168	(2,014)

Net equity transactions	(118,658)	84,320	60,333	109,360	(257,698)	(17,502)	(464,639)	(190,410)

Net change in contract owners’ equity	137,792	(9,549)	170,588	98,186	(44,727)	(130,179)	25,696	(518,538)
Contract owners’ equity beginning of period	1,890,238	1,899,787	813,114	714,928	1,346,140	1,476,319	3,351,109	3,869,647

Contract owners’ equity end of period	$2,028,030	1,890,238	983,702	813,114	1,301,413	1,346,140	3,376,805	3,351,109

CHANGES IN UNITS:
Beginning units	189,213	179,564	57,586	49,960	108,822	112,351	292,162	307,847
Units purchased	37,582	50,903	20,970	24,381	16,263	38,689	29,250	69,197
Units redeemed	(48,585)	(41,254)	(17,113)	(16,755)	(35,886)	(42,218)	(66,752)	(84,882)

Ending units	178,210	189,213	61,443	57,586	89,199	108,822	254,660	292,162

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	SBLX		SBLY		AVCA
	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(5,069)	(5,290)	(787)	(687)	(6,243)	(18,684)
Realized gain (loss) on investments	42,329	43,607	1,116	1,482	73,193	32,788
Change in unrealized gain (loss) on investments	3,317	(59,005)	4,131	(3,150)	143,748	(158,790)
Reinvested capital gains	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	40,577	(20,688)	4,460	(2,355)	210,698	(144,686)

Equity transactions:
Purchase payments received from contract owners (note 3)	8,465	9,495	1,388	611	12,056	37,581
Transfers between funds (note 3)	(4,268)	81,842	8,316	6,985	(1,574,601)	(57,909)
Redemptions	(36,673)	(39,990)	(4,094)	(3,731)	(101,697)	(221,423)
Annuity benefits	-	-	-	-	-	-
Contract maintenance charges (note 2)	(202)	(211)	(32)	(28)	(242)	(855)
Contingent deferred sales charges (note 2)	(248)	(239)	(37)	(40)	(585)	(1,762)
Adjustments to maintain reserves	(315)	20	24	(24)	(309)	(586)

Net equity transactions	(33,241)	50,917	5,565	3,773	(1,665,378)	(244,954)

Net change in contract owners’ equity	7,336	30,229	10,025	1,418	(1,454,680)	(389,640)
Contract owners’ equity beginning of period	391,724	361,495	53,142	51,724	1,454,680	1,844,320

Contract owners’ equity end of period	$399,060	391,724	63,167	53,142	-	1,454,680

CHANGES IN UNITS:
Beginning units	42,202	37,695	5,971	5,485	155,581	179,236
Units purchased	6,242	18,532	1,364	1,778	1,780	6,535
Units redeemed	(9,370)	(14,025)	(843)	(1,292)	(157,361)	(30,190)

Ending units	39,074	42,202	6,492	5,971	-	155,581

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2012

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Multi-Flex Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers tax qualified and non-tax qualified Individual Deferred Variable annuity Contracts through the Account. The primary distribution for the contracts is through Company agents and an affiliated sales organization; however, other distributors may be utilized.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a Supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses. With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

DREYFUS CORPORATION FUNDS

Stock Index Fund, Inc. - Initial Shares (DSIF)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

JANUS FUNDS

Janus Aspen Series - Overseas
Portfolio - Institutional Shares (JAIG)

NATIONWIDE FUNDS GROUP

Federated NVIT High Income Bond Fund - Class I (HIBF)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

American Century NVIT Growth Fund - Class I (CAF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Opportunistic Small Cap Portfolio: Initial Shares (DSC)

Quality Bond Portfolio - Initial Shares (DQBP)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Contrafund Portfolio - Service Class 2 (FC2)

Equity-Income Portfolio - Initial Class (FEIP)

High Income Portfolio - Initial Class (FHIP)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU

Templeton Foreign Securities Fund - Class 1 (TIF)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Balanced Portfolio - I Class Shares (AMBP)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)*

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

Real Return Portfolio - Administrative Class (PMVRRA)

Total Return Portfolio - Administrative Class (PMVTRA)

PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST

Van Kampen V.I. American Franchise Fund: Series I Shares (ACEG)

V.I. Global Health Care Fund - Series I (IVHS)

V.I. Global Real Estate Fund - Series I (IVRE)

V.I. International Growth Fund - Series I (AVIE)

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

SECURITY BENEFIT LIFE

SBL Fund - Series D (MSCI EAFE Equal Weight Series) (SBLD)

Series J (Mid Cap Growth Series) (SBLJ)

Series N (Managed Asset Allocation Series) (SBLN)

Series O (All Cap Value Series) (SBLO)

Series P (High Yield Series) (SBLP)

Series Q (Small Cap Value Series) (SBLQ)

Series V (Mid Cap Value Series) (SBLV)

Series X (Small Cap Growth Series) (SBLX)

SBL Fund - Series Y (Large Cap Concentrated Growth Series) (SBLY)

WELLS FARGO FUNDS

Advantage VT Opportunity Fund - Class 2 (SVOF)*

*At December 31, 2012, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2012

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2012 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For Multi-Flex Annuity contracts issued prior to February 1, 1989, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments or the amount redeemed. For Multi-Flex Annuity contracts issued on or after February 1, 1989, the Company will deduct a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines 1% per year. For both contracts, after the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The following additional contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by redeeming units; and (b) for Multi-Flex Annuity contracts, a mortality and expense risk charge assessed through a reduction of unit value equal to an annualized rate of 1.25% and an administrative charge of 0.05%, for a total variable account charge of 1.30%; for NEA Valuebuilder Annuity contracts issued before November 3, 1997, or in states which have not approved the applicable contract modifications, a mortality and expense risk charge assessed through a reduction of unit values equal to an annualized rate of 1.25% and an administrative charge of 0.05%, for a total variable account charge of 1.30% ; for NEA Valuebuilder Annuity contracts issued on or after the later of November 3, 1997, or the date on which state insurance authorities approve corresponding contract modifications, an actuarial risk fee assessed through a reduction of unit values equal to an annualized rate of 1.25%.

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2012 and 2011, total transfers to the Account from the fixed account were $206,514 and $186,986, respectively, and total transfers from the Account to the fixed account were $1,001,321 and $2,141,330, respectively. Transfers from the Account to the fixed account are included in redemptions or transfers between funds, and transfers to the Account from the fixed account are included in purchase payments received from contract owners or transfers between funds, as applicable, on the accompanying Statement of Changes in Contract Owners’ Equity. Transfers between funds also include net equity transactions other than those related to redemptions or purchases.

For guaranteed minimum death benefits, the Company contributed $0 and $350 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2012 and 2011, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2012

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2012.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$349,182,108	$0	$0	$349,182,108

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2012 are as follows:

	Purchases of Investments	Sales of Investments
Stock Index Fund, Inc. - Initial Shares (DSIF)	$3,270,965	$4,161,531
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	173,998	1,647,091
Janus Aspen Series - Overseas Portfolio - Institutional Shares (JAIG)	1,559,200	2,806,701
Federated NVIT High Income Bond Fund - Class I (HIBF)	194,233	80,762
NVIT Nationwide Fund - Class I (TRF)	1,154,674	8,483,629
NVIT Government Bond Fund - Class I (GBF)	1,601,827	2,936,855
American Century NVIT Growth Fund - Class I (CAF)	290,440	650,307
NVIT Money Market Fund - Class I (SAM)	2,061,892	3,098,328
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	16,330	39,045
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	688,512	849,308
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	2,128,329	2,629,555
NVIT Large Cap Growth Fund - Class I (NVOLG1)	42,789	10,714
VP Balanced Fund - Class I (ACVB)	229,499	520,583
VP Capital Appreciation Fund - Class I (ACVCA)	270,907	293,824
VP Income & Growth Fund - Class I (ACVIG)	134,303	664,111
Appreciation Portfolio - Initial Shares (DCAP)	639,130	841,770
Opportunistic Small Cap Portfolio: Initial Shares (DSC)	94,220	3,762,939
Quality Bond Portfolio - Initial Shares (DQBP)	330,729	721,171
Contrafund Portfolio - Service Class 2 (FC2)	430,860	1,125,454
Equity-Income Portfolio - Initial Class (FEIP)	4,188,354	6,156,095
High Income Portfolio - Initial Class (FHIP)	819,367	1,240,893
Templeton Foreign Securities Fund - Class 1 (TIF)	636,802	2,238,164
Balanced Portfolio - I Class Shares (AMBP)	66,444	1,289,928
Real Return Portfolio - Administrative Class (PMVRRA)	625,698	617,485
Total Return Portfolio - Administrative Class (PMVTRA)	1,286,401	648,595
Van Kampen V.I. American Franchise Fund: Series I Shares (ACEG)	1,587,096	105,829
V.I. Global Health Care Fund - Series I (IVHS)	93,026	44,371
V.I. Global Real Estate Fund - Series I (IVRE)	208,501	112,088
V.I. International Growth Fund - Series I (AVIE)	419,647	285,871
Micro-Cap Portfolio - Investment Class (ROCMC)	115,481	335,983
Series Q (Small Cap Value Series) (SBLQ)	161,598	435,927
Series V (Mid Cap Value Series) (SBLV)	208,283	715,668
Series X (Small Cap Growth Series) (SBLX)	47,708	85,718
V.I. Capital Appreciation Fund - Series I (obsolete) (AVCA)	9,917	1,681,280
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	32,535	44,836
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	755,183	23,733
SBL Fund - Series D (MSCI EAFE Equal Weight Series) (SBLD)	23,029	75,483
Series J (Mid Cap Growth Series) (SBLJ)	41,572	90,583
Series N (Managed Asset Allocation Series) (SBLN)	28,913	66,506
Series O (All Cap Value Series) (SBLO)	300,890	443,213
Series P (High Yield Series) (SBLP)	266,701	217,781
SBL Fund - Series Y (Large Cap Concentrated Growth Series) (SBLY)	13,264	8,511

Total	$27,249,247	$52,288,219

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2012, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2012. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2012	1.30%	1,126,601	$ 33.48	$37,718,186	2.06%	14.23%
2011	1.30%	1,219,576	29.30	35,745,293	1.80%	0.56%
2010	1.30%	1,380,108	29.14	40,216,683	1.81%	13.35%
2009	1.30%	1,534,085	25.71	39,443,591	2.43%	24.69%
2008	1.30%	1,708,090	20.62	35,220,811	2.42%	-37.96%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2012	1.30%	562,828	25.42	14,307,102	0.82%	10.52%
2011	1.30%	618,362	23.00	14,222,330	0.91%	-0.41%
2010	1.30%	704,270	23.10	16,268,592	0.88%	13.32%
2009	1.30%	786,996	20.38	16,040,426	0.94%	32.02%
2008	1.30%	861,072	15.44	13,294,940	0.74%	-35.28%
Janus Aspen Series - Overseas Portfolio - Institutional Shares (JAIG)
2012	1.30%	395,439	27.87	11,020,898	0.69%	11.99%
2011	1.30%	486,377	24.89	12,105,920	0.47%	-33.05%
2010	1.30%	573,356	37.18	21,317,356	0.69%	23.68%
2009	1.30%	645,335	30.06	19,398,755	0.93%	77.22%
2008	1.30%	721,840	16.96	12,242,415	4.49%	-52.74%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2012	1.30%	39,232	20.10	788,563	8.38%	13.06%
2011	1.30%	35,910	17.78	638,479	7.87%	2.47%
2010	1.30%	49,838	17.35	864,689	8.34%	11.68%
2009	1.30%	50,503	15.53	784,449	9.61%	44.10%
2008	1.30%	56,983	10.78	614,275	8.93%	-28.93%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2012	1.30%	27,434	8.91	244,437	1.47%	15.41%
2011	1.30%	30,980	7.72	239,166	0.59%	-12.77%
2010	1.30%	32,460	8.85	287,271	0.19%	14.05%
2009	1.30%	43,371	7.76	336,559	0.13%	50.97%
2008	1.30%	361	5.14	1,856	0.00%	-48.63%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2012	1.30%	81,518	10.20	831,484	2.21%	10.03%
2011	1.30%	5,589	9.27	51,810	0.73%	-4.43%
2010	1.30%	4,410	9.70	42,777	2.91%	22.01%
2009	1.30%	1,677	7.95	13,334	0.57%	29.82%
NVIT Nationwide Fund - Class I (TRF)
2012	1.30%	581,325	104.31	60,268,729	1.40%	12.73%
2011	1.30%	655,935	89.87 to 92.53	60,335,274	1.14%	-0.78%
2010	1.30%	732,447	90.57 to 93.26	67,919,693	1.01%	11.98%
2009	1.30%	828,101	80.89 to 83.28	68,577,532	1.51%	24.46%
2008	1.30%	923,897	64.99 to 66.92	61,480,606	1.53%	-42.32%
NVIT Government Bond Fund - Class I (GBF)
2012	1.30%	384,448	58.87	22,625,324	2.17%	1.71%
2011	1.30%	423,716	57.86 to 57.88	24,516,408	2.89%	5.86%
2010	1.30%	492,428	54.65 to 54.67	26,912,874	2.91%	3.42%
2009	1.30%	548,861	52.84 to 52.86	29,004,723	3.31%	1.35%
2008	1.30%	618,883	52.14 to 52.16	32,269,954	4.08%	6.32%
American Century NVIT Growth Fund - Class I (CAF)
2012	1.30%	217,917	21.44	4,672,901	0.56%	12.54%
2011	1.30%	233,176	19.05	4,443,061	0.58%	-1.98%
2010	1.30%	249,414	19.44	4,848,428	0.64%	17.70%
2009	1.30%	258,697	16.52	4,272,690	0.55%	31.74%
2008	1.30%	283,310	12.54	3,551,960	0.27%	-39.50%
NVIT Money Market Fund - Class I (SAM)
2012	1.30%	293,146	26.95	7,347,368	0.00%	-1.30%
2011	1.30%	329,210	25.14 to 27.31	8,360,096	0.00%	-1.30%
2010	1.30%	405,986	25.47 to 27.67	10,469,081	0.00%	-1.30%
2009	1.30%	492,641	25.80 to 28.04	12,868,032	0.04%	-1.26% to -1.27%
2008	1.30%	589,424	26.13 to 28.40	15,572,313	2.03%	0.73%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2012	1.30%	7,161	10.14	72,613	0.41%	14.84%
2011	1.30%	9,659	8.83	85,289	0.01%	-4.13%
2010	1.30%	11,470	9.21	105,639	0.06%	13.99%
2009	1.30%	9,149	8.08	73,936	0.00%	28.05%
2008	1.30%	1,989	6.31	12,551	0.34%	-36.91%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2012	1.30%	624,018	10.48	6,539,711	0.00%	13.41%
2011	1.30%	690,999	9.24	6,384,842	0.00%	-5.47%
2010	1.30%	792,662	9.78	7,752,201	0.00%	25.17%
2009	1.30%	873,956	7.81	6,825,933	0.00%	25.56%
2008	1.30%	1,247	6.22	7,756	0.00%	-37.75%

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2012	1.30%	1,710,281	$ 11.28	$19,291,897	1.12%	14.83%
2011	1.30%	1,929,143	9.82	18,944,198	0.79%	-3.59%
2010	1.30%	2,232,677	10.19	22,750,850	1.33%	18.08%
2009	1.30%	2,489,175	8.63	21,481,461	1.18%	28.81%
2008	1.30%	948	6.70	6,352	1.14%	-33.01%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2012	1.30%	6,250	15.72	98,250	0.92%	17.14%
2011	1.30%	4,161	13.42	55,841	0.72%	-3.45%
2010	1.30%	3,132	13.90	43,535	0.09%	7.34%
2009	1.30%	2,676	12.95	34,654	0.13%	29.46%	*	***
VP Balanced Fund - Class I (ACVB)
2012	1.30%	249,134	14.51	3,615,006	2.06%	10.34%
2011	1.30%	271,951	13.15	3,576,203	1.89%	3.97%
2010	1.30%	295,694	12.65	3,740,450	1.89%	10.19%
2009	1.30%	329,045	11.48	3,777,424	5.51%	13.98%
2008	1.30%	391,485	10.07	3,942,440	2.72%	-21.37%
VP Capital Appreciation Fund - Class I (ACVCA)
2012	1.30%	131,927	34.44	4,542,958	0.00%	14.49%
2011	1.30%	138,330	30.08	4,160,605	0.00%	-7.72%
2010	1.30%	147,740	32.59	4,815,335	0.00%	29.59%
2009	1.30%	162,639	25.15	4,090,655	1.49%	35.29%
2008	1.30%	481,110	18.59	8,943,975	0.00%	-46.89%
VP Income & Growth Fund - Class I (ACVIG)
2012	1.30%	197,879	15.78	3,122,538	2.08%	13.25%
2011	1.30%	233,740	13.94	3,258,328	1.53%	1.77%
2010	1.30%	261,412	13.70	3,581,325	1.51%	12.66%
2009	1.30%	306,469	12.16	3,726,654	6.28%	16.56%
2008	1.30%	340,781	10.43	3,554,339	2.60%	-35.44%
Appreciation Portfolio - Initial Shares (DCAP)
2012	1.30%	344,900	18.22	6,284,076	3.70%	8.99%
2011	1.30%	364,637	16.72	6,096,726	1.67%	7.60%
2010	1.30%	399,463	15.54	6,207,645	2.22%	13.82%
2009	1.30%	447,701	13.65	6,111,118	2.85%	20.97%
2008	1.30%	450,589	11.28	5,082,652	2.41%	-30.47%
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2012	1.30%	1,359,754	22.66	30,811,947	0.00%	18.99%
2011	1.30%	1,513,935	19.04	28,825,353	0.41%	-14.96%
2010	1.30%	1,678,257	22.39	37,576,224	0.76%	29.45%
2009	1.30%	1,842,173	17.30	31,869,522	1.91%	24.40%
2008	1.30%	2,032,625	13.91	28,273,700	1.06%	-38.41%
Quality Bond Portfolio - Initial Shares (DQBP)
2012	1.30%	254,971	21.00	5,354,395	2.98%	5.60%
2011	1.30%	278,534	19.89	5,540,041	3.65%	5.64%
2010	1.30%	315,909	18.83	5,948,563	3.91%	6.97%
2009	1.30%	356,513	17.60	6,274,964	4.52%	13.46%
2008	1.30%	417,262	15.51	6,471,742	4.63%	-5.43%
Contrafund Portfolio - Service Class 2 (FC2)
2012	1.30%	311,148	12.27	3,802,460	1.06%	14.63%
2011	1.30%	369,430	10.70	3,938,408	0.79%	-4.05%
2010	1.30%	367,397	11.11 to 11.15	4,082,156	1.03%	15.41%
2009	1.30%	380,484	9.63 to 9.66	3,664,536	1.15%	33.71%
2008	1.30%	415,549	7.20 to 7.23	2,992,269	0.84%	-43.44%
Equity-Income Portfolio - Initial Class (FEIP)
2012	1.30%	1,336,415	32.81	43,848,497	3.06%	15.78%
2011	1.30%	1,513,759	28.34	42,900,288	2.40%	-0.34%
2010	1.30%	1,696,082	28.44	48,236,094	1.81%	13.65%
2009	1.30%	1,875,058	25.02	46,916,913	2.63%	28.52%
2008	1.30%	2,086,629	19.47	40,626,580	2.72%	-43.40%
High Income Portfolio - Initial Class (FHIP)
2012	1.30%	547,978	22.17	12,148,649	5.74%	12.74%
2011	1.30%	593,197	19.66	11,662,265	6.57%	2.68%
2010	1.30%	658,388	19.15	12,608,138	7.53%	12.34%
2009	1.30%	743,170	17.05	12,671,017	7.95%	42.09%
2008	1.30%	835,241	12.00	10,022,864	8.46%	-25.96%

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Foreign Securities Fund - Class 1 (TIF)
2012	1.30%	620,520	$ 27.07	$16,797,486	3.24%	17.05%
2011	1.30%	698,307	23.13	16,151,836	1.91%	-11.61%
2010	1.30%	768,334	26.17	20,107,276	2.08%	7.26%
2009	1.30%	856,838	24.39	20,901,796	5.73%	35.56%
2008	1.30%	945,038	18.00	17,010,653	4.02%	-41.01%
Balanced Portfolio - I Class Shares (AMBP)
2012	1.30%	370,925	26.44	9,807,432	0.00%	7.92%
2011	1.30%	412,530	24.5	10,107,171	0.29%	-1.92%
2010	1.30%	460,032	24.98 to 24.98	11,491,834	0.99%	17.28%
2009	1.30%	501,931	21.30	10,691,173	3.83%	20.87%
2008	1.30%	565,805	17.62	9,969,731	4.10%	-39.94%
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2008	1.30%	106,353	5.77	613,657	1.08%	-53.01%
Real Return Portfolio - Administrative Class (PMVRRA)
2012	1.30%	158,844	14.98	2,379,486	1.04%	7.34%
2011	1.30%	166,439	13.95	2,323,472	2.02%	10.22%
2010	1.30%	120,971	12.66	1,531,493	1.43%	6.71%
2009	1.30%	109,739	11.86 to 11.87	1,302,602	3.02%	16.81% to 16.95%
2008	1.30%	112,800	10.15	1,144,920	3.56%	-8.23%
Total Return Portfolio - Administrative Class (PMVTRA)
2012	1.30%	328,221	15.30	5,005,939	2.56%	8.17%
2011	1.30%	295,172	14.14	4,162,368	2.63%	2.26%
2010	1.30%	259,980	13.79 to 13.83	3,585,177	2.42%	6.71%
2009	1.30%	236,312	12.92 to 12.96	3,053,206	5.12%	12.55% to 12.64%
2008	1.30%	184,738	11.47 to 11.52	2,119,010	4.47%	3.39%
Van Kampen V.I. American Franchise Fund: Series I Shares (ACEG)
2012	1.30%	138,918	10.39	1,440,675	0.00%	-3.36%	*	***
V.I. Global Health Care Fund - Series I (IVHS)
2012	1.30%	23,646	13.25	313,310	0.00%	19.26%
2011	1.30%	19,636	11.16	218,230	0.00%	2.60%
2010	1.30%	20,788	10.83 to 10.87	225,203	0.00%	3.92%
2009	1.30%	15,908	10.42 to 10.46	165,840	0.34%	26.01%
2008	1.30%	20,625	8.27 to 8.30	170,630	0.00%	-29.55%
V.I. Global Real Estate Fund - Series I (IVRE)
2012	1.30%	96,248	11.49	1,105,893	0.57%	26.45%
2011	1.30%	86,790	9.02	788,914	3.68%	-7.72%
2010	1.30%	77,016	9.78 to 9.85	758,600	4.84%	15.99%
2009	1.30%	83,877	8.43 to 8.49	712,109	0.00%	29.82%
2008	1.30%	83,683	6.49 to 6.54	547,281	5.32%	-45.37%
V.I. International Growth Fund - Series I (AVIE)
2012	1.30%	119,231	18.85	2,247,503	1.54%	14.03%
2011	1.30%	112,106	16.53	1,853,111	1.50%	-7.95%
2010	1.30%	113,552	17.96	2,039,391	2.26%	11.40%
2009	1.30%	134,717	16.12	2,171,653	1.83%	33.48%
2008	1.30%	140,626	12.08	1,698,758	0.69%	-41.16%
Micro-Cap Portfolio - Investment Class (ROCMC)
2012	1.30%	116,339	11.66	1,354,214	0.00%	6.20%
2011	1.30%	136,595	10.98	1,497,099	2.27%	-13.24%
2010	1.30%	139,465	12.63 to 12.65	1,761,461	1.95%	28.27%
2009	1.30%	141,676	9.85 to 9.86	1,395,512	0.00%	55.99% to 56.10%
2008	1.30%	138,923	6.31 to 6.32	876,608	2.95%	-44.01%
SBL Fund - Series D (MSCI EAFE Equal Weight Series) (SBLD)
2012	1.30%	38,357	9.78	375,131	0.00%	15.06%
2011	1.30%	43,547	8.50	370,150	0.00%	-16.91%
2010	1.30%	55,042	10.23	563,080	0.00%	14.17%
2009	1.30%	61,716	8.96	552,975	0.00%	18.21%
2008	1.30%	81,426	7.58	617,209	0.00%	-39.19%
Series J (Mid Cap Growth Series) (SBLJ)
2012	1.30%	42,347	10.12	428,552	0.00%	14.35%
2011	1.30%	46,685	8.85	413,162	0.00%	-5.55%
2010	1.30%	51,870	9.37	486,022	0.00%	22.48%
2009	1.30%	45,011	7.65	344,334	0.00%	42.19%
2008	1.30%	39,475	5.38	212,376	0.00%	-40.75%
Series N (Managed Asset Allocation Series) (SBLN)
2012	1.30%	22,965	12.43	285,455	0.00%	11.88%
2011	1.30%	25,771	11.11	286,316	0.00%	-0.71%
2010	1.30%	28,617	11.19	320,224	0.00%	9.17%
2009	1.30%	36,928	10.25	378,540	0.00%	23.94%
2008	1.30%	36,644	8.27	303,046	0.00%	-28.15%

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Series O (All Cap Value Series) (SBLO)
2012	1.30%	178,210	$ 11.38	$2,028,030	0.00%	13.91%
2011	1.30%	189,213	9.99	1,890,238	0.00%	-5.58%
2010	1.30%	179,564	10.58	1,899,787	0.00%	15.13%
2009	1.30%	213,205	9.19	1,959,354	0.00%	31.29%
2008	1.30%	279,709	7.00	1,957,963	0.00%	-39.23%
Series P (High Yield Series) (SBLP)
2012	1.30%	61,443	16.01	983,702	0.00%	13.39%
2011	1.30%	57,586	14.12	813,114	0.00%	-1.33%
2010	1.30%	49,960	14.31	714,928	0.00%	13.93%
2009	1.30%	65,600	12.56	823,936	0.00%	70.42%
2008	1.30%	57,785	7.37	425,875	0.00%	-30.89%
Series Q (Small Cap Value Series) (SBLQ)
2012	1.30%	89,199	14.66	1,301,413	0.00%	17.95%
2011	1.30%	108,822	12.43	1,346,140	0.00%	-5.85%
2010	1.30%	112,351	13.14 to 13.20	1,476,319	0.00%	20.30%
2009	1.30%	123,810	10.92 to 10.97	1,352,238	0.00%	53.80% to 53.91%
2008	1.30%	137,935	7.10 to 7.13	979,407	0.00%	-39.39%
Series V (Mid Cap Value Series) (SBLV)
2012	1.30%	254,660	13.31	3,376,805	0.00%	15.59%
2011	1.30%	292,162	11.51	3,351,109	0.00%	-8.69%
2010	1.30%	307,847	12.57 to 12.61	3,869,647	0.00%	16.27%
2009	1.30%	301,666	10.81 to 10.84	3,261,019	0.00%	42.05% to 42.06%
2008	1.30%	286,630	7.61 to 7.63	2,181,261	0.00%	-29.40%
Series X (Small Cap Growth Series) (SBLX)
2012	1.30%	39,074	10.26	399,060	0.00%	10.10%
2011	1.30%	42,202	9.32	391,724	0.00%	-3.23%
2010	1.30%	37,695	9.59	361,495	0.00%	28.38%
2009	1.30%	42,126	7.47	314,681	0.00%	33.39%
2008	1.30%	56,389	5.60	315,778	0.00%	-47.91%
SBL Fund - Series Y (Large Cap Concentrated Growth Series) (SBLY)
2012	1.30%	6,492	9.73	63,167	0.00%	9.33%
2011	1.30%	5,971	8.90	53,142	0.00%	-5.62%
2010	1.30%	5,485	9.43	51,724	0.00%	15.14%
2009	1.30%	6,147	8.19	50,345	0.00%	31.46%
2008	1.30%	2,051	6.23	12,778	0.00%	-37.89%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2009	1.30%	1	27.48	24	0.00%	45.82%
2008	1.30%	908,965	18.84	17,124,938	2.54%	-40.88%
V.I. Capital Appreciation Fund - Series I (obsolete) (AVCA)
2011	1.30%	155,581	9.35	1,454,680	0.15%	-9.11%
2010	1.30%	179,236	10.29	1,844,320	0.77%	13.99%
2009	1.30%	198,489	9.02	1,791,122	0.87%	19.50%
2008	1.30%	230,205	7.55	1,738,052	0.00%	-43.24%

2012	Reserves for annuity contracts in payout phase:	116,763
2012	Contract owners equity:	$ 349,168,005
2011	Reserves for annuity contracts in payout phase:	85,941
2011	Contract owners equity:	$ 343,644,141
2010	Reserves for annuity contracts in payout phase:	121,951
2010	Contract owners equity:	$ 399,805,531
2009	Reserves for annuity contracts in payout phase:	150,511
2009	Contract owners equity:	$ 389,631,848
2008	Reserves for annuity contracts in payout phase:	172,591
2008	Contract owners equity:	$ 344,378,872

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.